Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS FUND IV
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2018